Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Summary of Other Financial Assets and Liabilities

11(a)Other financial assets and liabilities

	As of December 31,
	2019	2018
	US$’000	US$’000
Financial assets at fair value through other comprehensive income
Equity instrument (Note 11(d))	4,062	2,332
	4,062	2,332
Financial liabilities at fair value through profit or loss
Foreign exchange forward contracts (Note 11(c))	3	142
	3	142

Disclosure Of Financial Instruments [Line Items]
Summary of Interest-bearing Loans and Borrowings
	As of December 31,
	2019				2018
	Interest rate	Maturity	Local currency		Interest rate	Maturity	Local currency
	%		‘000	US$’000%			‘000	US$’000
Current interest-bearing loans and borrowings
Bank loans
Bank loans	5.00 ~ 5.50	Mar. 2020 ~ Sept. 2020	RMB$20,400	2,929	4.70 ~ 4.79	Jan. 2019 ~ Sept. 2019	RMB$42,100	6,130
Trust receipt	1.90 ~ 2.70	Jan. 2020 ~ Jun. 2020	THB$161,018	5,423	1.10 ~ 2.10	Jan. 2019 ~ Jun. 2019	THB$602,150	18,684
Trust receipt	3.05	Feb. 2020 ~ Apr. 2020	SGD$4,042	3,004
Total				11,356				24,814

Foreign Currency Forward Contracts

The forward contract balance varies with the expected foreign currency transactions and changes in foreign exchange rate.

	2019		2018
	Assets	Liabilities	Assets	Liabilities
	US$’000	US$’000	US$’000	US$’000
Foreign currency forward contracts
Fair value	—	3	—	142

Comparison of Carrying Amounts and Fair Value of Financial Instruments

Set out below is a comparison of the carrying amounts and fair value of the Company’s financial instruments that are carried in the financial statements:

	Carrying amount		Fair value
	As of December 31,		As of December 31,
	2019	2018	2019	2018
	US$’000	US$’000	US$’000	US$’000
Financial assets-current
Cash and cash equivalents	53,673	60,778	53,673	60,778
Trade receivables	74,077	79,617	74,077	79,617
Other receivables	6,868	12,422	6,868	12,422
Due from related parties	11,566	12,061	11,566	12,061
Financial assets-non-current
Financial assets at fair value through other comprehensive income	4,062	2,332	4,062	2,332
Long-term bank deposits*	1,246	887	1,246	887
Total	151,492	168,097	151,492	168,097

Financial liabilities-current
Interest-bearing loans and borrowings	11,356	24,814	11,356	24,814
Trade and other payables	16,879	21,127	16,879	21,127
Due to related parties	3,284	2,997	3,284	2,997
Financial liabilities at fair value through profit or loss	3	142	3	142
Financial lease liabilities	574	44	574	44
Financial liabilities-non-current
Financial lease liabilities	2,254	46	2,254	46
Total	34,350	49,170	34,350	49,170
* included in other non-current assets
(i)	Methods and assumptions used to estimate fair value

Description of Significant Unobservable Inputs to Valuation
(ii)	Description of significant unobservable inputs to valuation

	Valuation technique	Significant unobservable inputs	Liquidity discount (2019 and 2018)	Sensitivity of the input to fair value
				2019	2018
Financial asset
Unquoted equity instrument	Market Approach Method	Liquidity Discount	30%	5% decrease in the discount would increase in fair value by $290	5% decrease in the discount would increase in fair value by $167

Significant unobservable inputs (Level 3) [Member] | Equity instrument as financial assets at fair value through other comprehensive income [Member]
Disclosure Of Financial Instruments [Line Items]
Fair Value of Assets

The Company carries the equity instrument as financial assets at fair value through other comprehensive income classified as level 3 within the fair value hierarchy.  A reconciliation of the beginning and closing balances is summarized below:

	2019	2018
	US$’000	US$’000
At January 1	2,332	2,747
Re-measurement financial assets to fair value, recognized in other comprehensive income/(loss)	1,670	(419)
Exchange difference on translation	60	4
At December 31	4,062	2,332